INCOME TAXES Schedule of components of earnings (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Canadian	$ 10,880	$ 7,205	$ 15,480
Foreign	(34,574)	512	4,537
Earnings (loss) before income taxes	$ (23,694)	$ 7,717	$ 20,017